Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of marketable securities commodities deposits derivative instruments and cash [abstract]
Marketable securities	$ 26	$ 61
Commodities	111	110
Time deposits with original maturity more than 90 days	1,609	61
Derivative financial instruments	159	102
Total marketable securities, commodities, time deposits and derivative financial instruments	$ 1,905	$ 334